JPMorgan New York Municipal Money Market Fund Expense Example - Agency Shares [Member] - JPMorgan New York Municipal Money Market Fund - Agency	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	88
Expense Example, with Redemption, 5 Years	155
Expense Example, with Redemption, 10 Years	$ 354